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                            CARTER LEDYARD & MILBURN
                                  2 Wall Street
                            New York, New York 10005
                                 (212) 732-3200



                                                              September 16, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: UBS PaineWebber Equity Trust, Growth Stock Series 27
    File #333-33682
    Rule 497(j) Filing

Dear Sir/Madam:

     On behalf of the Registrant, the undersigned certifies that the form of Prospectus that would have been filed under Section 497(b) would not have differed from that contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 13, 2002.


                                                Very truly yours,

                                           /s/ Kathleen H. Moriarty, Esq.
                                          ---------------------------------
                                            Kathleen H. Moriarty, Esq.


cc: Patricia Mengiste